UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2024

Applied Finance Valuation Large Cap ETF

ITEM 1.(a).  Reports to Stockholders.

Applied Finance Valuation Large Cap ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Applied Finance Valuation Large Cap ETF Ticker: VSLU (Listed on the NYSE Arca)

This annual shareholder report contains important information about the Applied Finance Valuation Large Cap ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at appliedfinancefunds.com/ETF/InvestorResources. You can also request this information by contacting us at (833) 356-0909.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Valuation Large Cap ETF	$55	0.49%

How did the Fund perform last year?

• For the period of January 1, 2024 to December 31, 2024, the Applied Finance Valuation Large Cap ETF (the “Fund”) returned 23.77%.• In comparison, the Morningstar US Market Total Return Index returned 24.09% for the same period.

What key factors affected the Fund's performance?

• US stocks rose in 2024, led by the continued appreciation of megacap technology stocks. The performance of the US benchmark was strongest in Communication Services and Information Technology sectors. These sectors, as well as Consumer Discretionary, benefited from the return contributions of “Magnificent 7” stocks.• The Fund generally aligned with the benchmark’s gains in 2024, due to ownership of many of the “Magnificent 7” stocks. The Fund owned AAPL, MSFT, NVDA, GOOGL, AMZN and META while excluding TSLA. In aggregate, the Fund benefited from sector allocation, aided by overweighting Communication Services and Information Technology while underweighting Materials. This was offset by stock selection, especially in Consumer Discretionary, Financials, and Industrials.• The Fund’s emphasis on avoiding overvalued stocks that are poor stewards of shareholder capital provided mixed results on the year. Overvalued stocks and firms reliant on external financing outpaced the overall market, while low profit/high growth stocks and firms with intrinsic value less than book value underperformed.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Valuation Large Cap ETF - $15,030
Morningstar US Market Total Return Index[1] - $14,136
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
4/29/2021*
12/31/2021
12/31/2022
12/31/2023
12/31/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Returns Since Inception (4/29/21)
Applied Finance Valuation Large Cap ETF	23.77%	11.73%
Morningstar US Market Total Return Index¹	24.09%	9.88%

The Morningstar US Market Total Return Index is a rule-based, float-weighted index that tracks the performance of the U.S. stock market, targeting 97% of the investable universe. It includes a broad spectrum of large-, mid-, and small-cap stocks, providing a comprehensive measure of the U.S. equity market. The index is reconstituted semiannually and rebalanced quarterly to ensure it accurately reflects the market's composition. Total returns for the index include the reinvestment of dividends.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Valuation Large Cap ETF Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Apple, Inc.	7.49%
Microsoft Corp.	6.84%
Alphabet, Inc. Class A	6.63%
Nvidia Corp.	6.45%
Mastercard, Inc. Class A	4.65%
Meta Platforms, Inc.	4.20%
Broadcom, Inc.	4.02%
Amazon.com, Inc.	3.99%
Visa, Inc. Class A	3.47%
Merck & Company, Inc.	1.92%

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$222,123,882
Number of Holdings	308
Total Advisory Fee Paid	$781,133
Portfolio Turnover Rate	22.82%

¹ The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/ETF/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2024 and $15,400 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2024 and $3,300 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

For the year ended December 31, 2024

Applied Finance Valuation Large Cap ETF

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of InvestmentsDecember 31, 2024

		Shares	Value
99.69%	COMMON STOCKS

12.63%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	77,805	$14,728,486
	AT&T, Inc.	21,163	481,881
	Charter Communications, Inc.(A)	1,296	444,230
	Comcast Corp. Class A	11,601	435,385
	Electronic Arts, Inc.	886	129,622
	Fox Corp. Class A	3,633	176,491
	The Interpublic Group	2,795	78,316
	Match Group, Inc.	4,139	135,387
	Meta Platforms, Inc.	15,941	9,333,615
	Omnicom Group, Inc.	2,839	244,268
	Take-Two Interactive(A)	170	31,294
	T-Mobile US, Inc.	4,659	1,028,381
	Verizon Communications, Inc.	20,141	805,439
			28,052,795

11.75%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	40,353	8,853,045
	Aptiv plc ADR(A)	1,078	65,197
	Autozone, Inc.(A)	351	1,123,902
	Bath & Body Works, Inc.	1,764	68,390
	Best Buy Co., Inc.	1,331	114,200
	Booking Holdings, Inc.	351	1,743,915
	Borg-Warner, Inc.	2,121	67,427
	Caesars Entertainment, Inc.(A)	1,059	35,392
	Carnival Corporation ADR(A)	4,558	113,585
	Darden Restaurants, Inc.	627	117,055
	Deckers Outdoor Corp.(A)	806	163,691
	Domino’s Pizza, Inc.	805	337,907
	DR Horton, Inc.	2,489	348,012
	eBay, Inc.	2,441	151,220
	Expedia Group, Inc.(A)	813	151,486
	Garmin Ltd. ADR	775	159,851

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2024

		Shares	Value
	General Motors Co.	7,191	$383,065
	Genuine Parts Co.	1,040	121,430
	Hilton Worldwide Holdings, Inc.	4,811	1,189,087
	Home Depot, Inc.	5,787	2,251,085
	Lennar Corp.	824	112,369
	Lowe’s Companies, Inc.	7,307	1,803,368
	Lululemon Athletica, Inc. ADR(A)	1,733	662,716
	Marriott International Class A	3,719	1,037,378
	McDonald’s Corp.	3,493	1,012,586
	MGM Resorts International(A)	869	30,111
	Mohawk Industries, Inc.(A)	51	6,076
	NIKE, Inc.	6,693	506,459
	NVR, Inc.(A)	50	408,945
	O’Reilly Automotive, Inc.(A)	1,104	1,309,123
	Polo Ralph Lauren Corp.	255	58,900
	Pool Corp.	77	26,252
	Pulte Group, Inc.	2,388	260,053
	Ross Stores, Inc.	1,138	172,145
	Royal Caribbean Cruises ADR	1,233	284,441
	Tractor Supply Co.	2,313	122,728
	Ulta Beauty, Inc.(A)	461	200,503
	Yum! Brands, Inc.	3,804	510,345
			26,083,440

5.18%	CONSUMER STAPLES
	Altria Group, Inc.	9,511	497,330
	Archer-Daniels-Midland Co.	3,367	170,101
	Brown-Forman Corp. Class B	1,825	69,313
	Bunge Global Shares ADR	1,331	103,499
	Church & Dwight Co.	1,082	113,296
	The Coca-Cola Co	17,754	1,105,364
	Conagra Brands, Inc.	294	8,158
	Constellation Brands, Inc.	1,712	378,352
	Dollar General Corp.	1,933	146,560
	Dollar Tree, Inc.(A)	792	59,352

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2024

		Shares	Value
	General Mills, Inc.	2,488	$158,660
	The Hershey Company	1,591	269,436
	Hormel Foods Corp.	574	18,006
	Kenvue, Inc.	10,891	232,523
	Keurig Dr Pepper, Inc.	4,606	147,945
	The Kraft Heinz Co	3,629	111,447
	Kroger Co.	3,659	223,748
	Lamb Weston Holdings, Inc.	979	65,427
	McCormick & Co., Inc.	544	41,475
	Mondelez International Inc. Class A	5,483	327,500
	Monster Beverage Corp.(A)	6,050	317,988
	PepsiCo, Inc.	5,726	870,696
	Philip Morris International, Inc.	10,417	1,253,686
	The Procter & Gamble Co	11,372	1,906,516
	Sysco Corp.	2,920	223,263
	Target Corp.	2,282	308,481
	Walmart, Inc.	26,262	2,372,772
			11,500,894

3.01%	ENERGY
	APA Corp.	4,051	93,538
	Chevron Corp.	9,045	1,310,078
	ConocoPhillips	7,324	726,321
	Coterra Energy, Inc.	4,107	104,893
	Devon Energy Corp.	5,263	172,258
	Diamondback Energy, Inc.	1,136	186,111
	EOG Resources, Inc.	3,194	391,520
	Exxon Mobil Corp.	16,530	1,778,132
	Halliburton Co.	5,612	152,590
	Kinder Morgan, Inc.	2,591	70,993
	Marathon Petroleum Corp.	4,694	654,813
	Phillips 66	3,499	398,641
	Schlumberger Ltd. ADR	4,146	158,958
	Valero Energy Corp.	3,899	477,978
			6,676,824

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2024

		Shares	Value
13.37%	FINANCIALS
	Aflac, Inc.	1,489	$154,022
	American Express Co.	4,362	1,294,598
	Aon plc ADR	4,594	1,649,981
	Arch Capital Group Ltd. ADR	1,544	142,588
	Assurant, Inc.	10	2,132
	Bank of New York Mellon	145	11,140
	CBOE Global Markets, Inc.	889	173,711
	Chubb Ltd. ADR	870	240,381
	CME Group, Inc.	371	86,157
	Corpay, Inc.(A)	1,284	434,531
	Discover Financial Services	1,393	241,309
	FactSet Research Systems, Inc.	295	141,683
	Fidelity National Information Services, Inc.	6,339	512,001
	Fifth Third Bancorp	1,027	43,422
	Fiserv, Inc.(A)	10,149	2,084,808
	Globe Life, Inc.	563	62,786
	Hartford Financial Services Group, Inc.	871	95,287
	Jack Henry & Associates, Inc.	292	51,188
	JPMorgan Chase & Co.	6,988	1,675,093
	Marsh & McLennan Cos, Inc.	1,994	423,546
	Mastercard, Inc. Class A	19,603	10,322,352
	MetLife, Inc.	2,078	170,147
	Moody’s Corporation	972	460,116
	PayPal Holdings, Inc.(A)	5,260	448,941
	Principal Financial Group, Inc.	507	39,247
	Regions Financial Corp.	2,700	63,504
	S&P 500 Global, Inc.	1,267	631,004
	T Rowe Price Group, Inc.	592	66,949
	The Travelers Companies, Inc	305	73,471
	US Bancorp	1,375	65,766
	Visa, Inc. Class A	24,377	7,704,107
	W. R. Berkley Corp.	1,542	90,238
	Willis Towers Watson plc ADR	148	46,359
			29,702,565

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2024

		Shares	Value
12.70%	HEALTH CARE
	Abbott Laboratories	6,687	$756,367
	Abbvie, Inc.	21,249	3,775,947
	Agilent Technologies, Inc.	1,654	222,198
	Align Technology, Inc.(A)	158	32,945
	Bio-Techne Corp.	382	27,515
	Bristol-Myers Squibb Co.	30,047	1,699,458
	Cardinal Health, Inc.	2,371	280,418
	Cencora, Inc.	3,598	808,399
	Centene Corp.(A)	1,267	76,755
	The Cigna Group	664	183,357
	DaVita, Inc.(A)	944	141,175
	Dexcom, Inc.(A)	1,045	81,270
	Edwards Lifescience Corp.(A)	5,067	375,110
	Elevance Health, Inc.	617	227,611
	GE Healthcare Technologies	1,832	143,226
	Gilead Sciences, Inc.	19,583	1,808,882
	HCA Healthcare, Inc.	1,933	580,190
	Hologic, Inc.(A)	863	62,214
	Humana, Inc.	651	165,165
	Idexx Laboratories, Inc.(A)	590	243,930
	Incyte Corp.(A)	2,362	163,143
	Iqvia Holdings, Inc.(A)	3,053	599,945
	Johnson & Johnson	24,895	3,600,315
	Labcorp Holdings, Inc.	309	70,860
	McKesson Corp.	2,404	1,370,064
	Medtronic plc ADR	4,421	353,149
	Merck & Company, Inc.	42,804	4,258,142
	Mettler-Toledo International, Inc.(A)	384	469,893
	Molina Healthcare, Inc.(A)	580	168,809
	PerkinElmer, Inc.	252	28,126
	Regeneron Pharmaceuticals, Inc.(A)	552	393,206
	ResMed, Inc.	897	205,135
	Solventum Corp.(A)	1,688	111,509
	Stryker Corp.	1,909	687,335

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2024

		Shares	Value
	Thermo Fisher Scientific, Inc.	2,378	$1,237,107
	UnitedHealth Group, Inc.	3,246	1,642,022
	Vertex Pharmaceuticals(A)	1,408	567,002
	Viatris, Inc.	5,595	69,658
	Zimmer Biomet Holdings	722	76,265
	Zoetis, Inc.	2,702	440,237
			28,204,054

5.39%	INDUSTRIALS
	3M Co.	2,856	368,681
	A O Smith Corp.	342	23,328
	Allegion plc ADR	799	104,413
	Automatic Data Processing, Inc.	2,202	644,591
	Broadridge Financial Solutions, Inc.	260	58,783
	Builders FirstSource, Inc.(A)	1,803	257,703
	Caterpillar, Inc.	2,444	886,585
	CH Robinson Worldwide, Inc.	381	39,365
	Cintas Corp.	1,221	223,077
	CSX Corp.	14,677	473,627
	Cummins, Inc.	837	291,778
	Delta Air Lines, Inc.	3,916	236,918
	Dover Corp.	808	151,581
	Equifax, Inc.	547	139,403
	Expeditors International of Washington, Inc.	316	35,003
	Fastenal Co.	1,118	80,395
	FedEx Corp.	518	145,729
	Generac Holdings, Inc.(A)	274	42,484
	General Dynamics Corp.	861	226,865
	Grainger WW, Inc.	225	237,161
	Honeywell International	2,603	587,992
	Huntington Ingalls Industries	21	3,968
	IDEX Corp.	232	48,555
	Illinois Tool Works, Inc.	1,303	330,389
	Ingersoll Rand, Inc.	1,850	167,351

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2024

		Shares	Value
	Jacobs Solutions, Inc.	619	$82,711
	JB Hunt Transport Services, Inc.	325	55,464
	Johnson Controls International ADR	1,860	146,810
	Leidos Holdings, Inc.	1,070	154,144
	Lockheed Martin Corp.	1,172	569,522
	Masco Corp.	2,512	182,296
	Northrop Grumman Corp.	574	269,372
	Old Dominion Freight	532	93,845
	Otis Worldwide Corp.	6,069	562,050
	Parker-Hannifin Corp.	609	387,342
	Paychex, Inc.	1,091	152,980
	Paycom Software, Inc.	95	19,472
	Pentair plc ADR	1,232	123,988
	Rockwell Automation, Inc.	300	85,737
	Rollins, Inc.	870	40,324
	RTX Corp.	2,551	295,202
	Snap-on, Inc.	296	100,486
	Southwest Airlines Co.	567	19,062
	Textron, Inc.	290	22,182
	Trane Technologies plc ADR	719	265,563
	Transdigm Group, Inc.	255	323,156
	Union Pacific Corp.	3,568	813,647
	United Airlines Holdings(A)	2,243	217,795
	United Rentals, Inc.	446	314,180
	UPS, Inc. Class B	1,789	225,593
	Veralto Corp.	2,893	294,652
	Verisk Analytics, Inc.	364	100,256
	Wabtec Corp.	1,141	216,322
	Xylem, Inc.	317	36,778
			11,976,656

21.16%	INFORMATION TECHNOLOGY - Hardware
	Amphenol Corp. Class A	4,048	281,134
	Analog Devices, Inc.	1,782	378,604

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2024

		Shares	Value
	Apple, Inc.	66,473	$16,646,169
	Broadcom, Inc.	38,551	8,937,664
	Corning, Inc.	2,849	135,384
	Dell Technologies	6,362	733,157
	Enphase Energy, Inc.(A)	654	44,917
	HP, Inc.	16,374	534,284
	International Business Machines Corp.	2,367	520,338
	Jabil, Inc.	310	44,609
	Keysight Technologies, Inc.(A)	802	128,825
	Lam Research Corp.	10,635	768,166
	Microchip Technology, Inc.	4,101	235,192
	Motorola Solutions, Inc.	703	324,948
	Nvidia Corp.	106,728	14,332,503
	NXP Semiconductors NV ADR	1,322	274,778
	ON Semiconductor Corp.(A)	3,133	197,536
	Qorvo, Inc.(A)	107	7,482
	Qualcomm, Inc.	5,334	819,409
	Roper Technologies, Inc.	764	397,165
	Skyworks Solutions, Inc.	876	77,684
	Super Micro Computer, Inc.(A)	1,685	51,359
	TE Connectivity plc ADR	604	86,354
	Teledyne Technologies, Inc.(A)	97	45,021
	Texas Instruments, Inc.	5,353	1,003,741
			47,006,423

12.62%	INFORMATION TECHNOLOGY - Software & Services
	Accenture plc Class A ADR	5,302	1,865,191
	Adobe, Inc.(A)	4,170	1,854,316
	Applied Materials, Inc.	8,253	1,342,185
	Arista Networks, Inc.(A)	3,431	379,228
	Autodesk, Inc.(A)	801	236,752
	Cadence Design Systems(A)	752	225,946
	CDW Corp.	2,214	385,325
	Cognizant Tech Solutions	2,281	175,409

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2024

		Shares	Value
	EPAM Systems, Inc.(A)	14	$3,273
	F5, Inc.(A)	23	5,784
	Fair Isaac Corp.(A)	204	406,150
	Fortinet, Inc.(A)	3,740	353,355
	Gartner Group, Inc.(A)	1,223	592,507
	GoDaddy, Inc.(A)	607	119,804
	Hewlett-Packard Enterprise	8,888	189,759
	Juniper Networks, Inc.	1,128	42,244
	KLA Corp.	1,192	751,103
	Microsoft Corp.	36,045	15,192,967
	NetApp, Inc.	1,006	116,776
	NortonLifeLock, Inc.	3,593	98,376
	Oracle Corp.	14,703	2,450,108
	Salesforce, Inc.	2,079	695,072
	Synopsys, Inc.(A)	396	192,202
	Verisign, Inc.(A)	1,760	364,250
			28,038,082

1.03%	MATERIALS
	Amcor plc ADR	6,675	62,812
	Avery Dennison Corp.	276	51,648
	Ball Corporation	1,109	61,139
	Celanese Corp. Class A	277	19,171
	CF Industries Holdings, Inc.	1,313	112,025
	Corteva, Inc.	760	43,290
	Dow, Inc.	659	26,446
	Eastman Chemical Co.	42	3,835
	Freeport-McMoran, Inc.	6,412	244,169
	International Paper Co.	1,589	85,520
	LyondellBasell Industries NV ADR	1,591	118,164
	Martin Marietta Materials, Inc.	191	98,652
	The Mosaic Co	3,068	75,411
	Nucor Corp.	2,024	236,221
	Packaging Corp. of America	236	53,131
	PPG Industries, Inc.	1,023	122,197

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2024

		Shares	Value
	The Sherwin-Williams Co	1,944	$660,824
	Steel Dynamics, Inc.	1,359	155,021
	Vulcan Materials Co.	232	59,677
			2,289,353

0.74%	REAL ESTATE
	American Tower Corporate(C)	2,950	541,059
	AvalonBay Communities, Inc.(C)	6	1,320
	Camden Property Trust(C)	279	32,375
	Crown Castle, Inc.(C)	1,774	161,008
	Equity Residential(C)	555	39,827
	Essex Property Trust, Inc.(C)	27	7,707
	Federal Realty Investment Trust(C)	211	23,621
	Healthpeak Properties, Inc.(C)	4,333	87,830
	Host Hotels & Resorts, Inc.(C)	2,889	50,615
	Kimco Realty Corp.(C)	386	9,044
	Mid-America Apartment Communities(C)	286	44,207
	Public Storage(C)	511	153,014
	Simon Property Group, Inc.(C)	2,351	404,866
	UDR, Inc.(C)	955	41,456
	Ventas, Inc.(C)	507	29,857
	Weyerhaeuser Co.(C)	797	22,435
			1,650,241

0.11%	UTILITIES
	Atmos Energy Corp.	88	12,256
	Consolidated Edison, Inc.	636	56,750
	NRG Energy, Inc.	1,217	109,798
	Public Service Enterprise Group, Inc.	790	66,747
			245,551

99.69%	TOTAL COMMON STOCKS		221,426,878
	(Cost: $195,535,645)

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2024

		Shares	Value
0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc. - CVR(A)(B)	2	$—

0.00%	TOTAL WARRANTS
	(Cost: $ -)		—

99.69%	TOTAL INVESTMENTS
	(Cost: $195,535,645)		221,426,878
0.31%	Other assets, net of liabilities		697,004
100.00%	NET ASSETS		$222,123,882

(A)Non-income producing

(B)The warrant is a Level 3 security. See Note 1.

(C)Real Estate Investment Trust (“REIT”)

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

CVR - Contingent Value Right.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Statement of Assets and Liabilities

December 31, 2024

ASSETS
Investments at value (cost of $195,535,645) (Note 1)	$221,426,878
Cash	664,520
Dividends and interest receivable	125,506
TOTAL ASSETS	222,216,904

LIABILITIES
Accrued advisory fees	93,022
TOTAL LIABILITIES	93,022
NET ASSETS	$222,123,882

Net Assets Consist of:
Paid-in capital	$198,124,871
Distributable earnings (accumulated deficit)	23,999,011
Net Assets	$222,123,882

NET ASSET VALUE PER SHARE
Net Assets	$222,123,882
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	6,075,000
Net Asset Value and Offering Price Per Share	$36.56

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Statement of OperationsFor the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $204)	$2,094,555
Total investment income	2,094,555

EXPENSES
Investment advisory fees (Note 2)	781,133
Total expenses	781,133
Net investment income (loss)	1,313,422

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	11,330,270
Net increase (decrease) in unrealized appreciation (depreciation) of investments	18,435,072
Net realized and unrealized gain (loss) on investments	29,765,342

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$31,078,764

(1) Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Statements of Changes in Net Assets

	For the Years Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,313,422	$449,620
Net realized gain (loss) on investments	11,330,270	165,881
Net increase (decrease) in unrealized appreciation (depreciation) of investments	18,435,072	8,870,727
Increase (decrease) in net assets from operations	31,078,764	9,486,228

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,332,065)	(454,193)
Decrease in net assets from distributions	(1,332,065)	(454,193)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	156,158,924	54,626,033
Shares redeemed	(39,553,935)	(3,234,417)
Increase (decrease) in net assets from capital stock transactions	116,604,989	51,391,616

NET ASSETS
Increase (decrease) during year	146,351,688	60,423,651
Beginning of year	75,772,194	15,348,543
End of year	$222,123,882	$75,772,194

[This page intentionally left blank]

FINANCIAL STATEMENTS | December 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

	For the Years Ended December 31,			April 29, 2021(1) through December 31, 2021
	2024	2023	2022
Net asset value, beginning of period	$29.71	$23.61	$28.33	$25.00
Investment activities
Net investment income (loss)(2)	0.28	0.32	0.29	0.18
Net realized and unrealized gain (loss) on investments	6.79	5.96	(4.79)	3.31
Total from investment activities	7.07	6.28	(4.50)	3.49
Distributions
Net investment income	(0.22)	(0.18)	(0.22)	(0.16)
Return of Capital	—	—	— (3)	—
Total distributions	(0.22)	(0.18)	(0.22)	(0.16)
Net asset value, end of period	$36.56	$29.71	$23.61	$28.33

Total Return(4)	23.77%	26.59%	(15.82%)	13.95%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.82%	1.18%	1.19%	1.01%
Portfolio turnover rate(6)	22.82%	23.01%	24.94%	30.04%
Net assets, end of period (000’s)	$222,124	$75,772	$15,349	$9,915

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Less than $0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for the periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

APPLIED FINANCE VALUATION LARGE CAP ETF

Financial Highlights

APPLIED FINANCE VALUATION LARGE CAP ETF

Selected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Valuation Large Cap ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust (the “Trust”), a Delaware statutory trust which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 29, 2021.

The Fund’s objective is to seek to achieve long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Applied Finance Advisors, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024 the NASDAQ Official Closing Price. Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$221,426,878	$—	$—		$221,426,878
Warrants	—	—	—	*	—
	$221,426,878	$—	$—		$221,426,878

*The Level 3 security has zero value.

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the year ended December 31, 2024. On December 31, 2024, the Fund held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024

Warrants

The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2024, such reclassifications were as follows:

Paid-in capital	$11,838,332
Distributable earnings	(11,838,332)

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024

The permanent difference reclassifications are attributable primarily to the tax treatment of in-kind redemptions and taxable over-distributions.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $750. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $750.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024 to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Applied Finance Valuation Large Cap ETF	25,000	$750	$914,000

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the rate of 0.49%.

The Advisor has retained Tidal Investments LLC (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the daily net assets of the Fund at the following rate: 0.0350% on the first $500 million in net assets; 0.0325% on the next $500 million in net assets; and 0.0300% on any net assets in excess of $1 billion (subject to a minimum of $25,000 per year).

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the daily net assets of the Fund, plus out-of-pocket expenses. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays the fees for these services monthly.

Distributor

Foreside Fund Services, LLC, serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays these fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the year ended December 31, 2024 were as follows:

Purchases	Sales
$40,321,645	$36,091,336

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended December 31, 2024 were as follows:

Purchases	Sales	Realized Gain
$150,487,431	$38,691,025	$11,862,648

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024

The tax character of the distributions during the years ended December 31, 2024 and 2023 were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income	$1,332,065	$454,193
	$1,332,065	$454,193

As of December 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	$(1,872,744)
Net unrealized appreciation (depreciation) on investments	25,871,755
$23,999,011

As of December 31, 2024, the Fund had a capital loss carryforward of $1,872,744, of which $850,994 is considered short term and $1,021,750 is considered long term. These losses may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$195,555,123	$31,296,251	$(5,424,496)	$25,871,755

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem its shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities of the Fund.

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedDecember 31, 2024

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed a Participant Agreement; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year ended December 31, 2024	Year ended December 31, 2023
Shares sold	4,700,000	2,025,000
Shares redeemed	(1,175,000)	(125,000)
Net increase (decrease)	3,525,000	1,900,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Applied Finance Valuation Large Cap ETF
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Applied Finance Valuation Large Cap ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended December 31, 2024, 2023, and 2022 and for the period April 29, 2021 (commencement of operations) though December 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2024, 2023, and 2022 and for the period April 29, 2021 (commencement of operations) through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our

FINANCIAL STATEMENTS | December 31, 2024

audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Applied Finance, Advisors, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 3, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Report of Independent Registered Public Accounting Firm - continued

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Supplemental Information (unaudited)December 31, 2024

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

For the year ended December 31, 2024, the Advisor paid the following remuneration to Trustees and Officers:

Trustee Compensation	Chief Compliance Officer’s Services
$9,006	$10,718

Statement Regarding Basis for Approval of Investment Advisory Contract.

Renewal of Investment Advisory and Sub-Advisory Agreements – Applied Finance Valuation Large Cap ETF (ETFOT)

At a meeting held on December 17-18, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Applied Finance Advisory Agreement”) between the Trust and Applied Finance Advisors, LLC (“Applied Finance”) and the Investment Sub-Advisory Agreement (the “Applied Finance Sub-Advisory Agreement”) between Applied Finance and Tidal Investments, LLC (“Tidal”), each with respect to the Applied Finance Valuation Large Cap ETF (“Applied Finance ETF”). The Trustees considered the most recent approvals of the Applied Finance Advisory Agreement and the Applied Finance Sub-Advisory Agreement that occur prior to their consideration of those agreements that took place at the Meeting. The Board reflected on

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Supplemental Information (unaudited) - continuedDecember 31, 2024 its discussions with the representatives from Applied Finance and Tidal at the Meeting regarding the manner in which the Applied Finance ETF is managed and the roles and responsibilities of Applied Finance and Tidal under the Applied Finance Advisory Agreement and the Applied Finance Sub-Advisory Agreement (collectively, the “Applied Finance Advisory Agreements”).

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Applied Finance Advisory Agreements, including: (i) information regarding the services and support to be provided by Applied Finance and Tidal to the Applied Finance ETF and its shareholders; (ii) presentations by management of Applied Finance and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Applied Finance ETF; (iii) information pertaining to the compliance structure of Applied Finance and Tidal; (iv) disclosure information contained in the Applied Finance ETF’s registration statement and Applied Finance’s and Tidal’s Form ADV and/or the policies and procedures of Applied Finance and Tidal; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Applied Finance Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance and Tidal, including financial information, information on personnel and the services to be provided by Applied Finance and Tidal to the Applied Finance ETF, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the Applied Finance ETF and comparative expense and performance information for other ETFs with strategies similar to the Applied Finance ETF prepared by an independent third party; (iii) the anticipated effect of size on the Applied Finance ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Applied Finance and Tidal from their relationship with the Applied Finance ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the Applied Finance Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Supplemental Information (unaudited) - continuedDecember 31, 2024 whether to approve the Applied Finance Advisory Agreements, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Applied Finance and Tidal.

In this regard, the Board considered the responsibilities of Applied Finance and Tidal under their respective Applied Finance Advisory Agreements. The Board reviewed the services to be provided by each of Applied Finance and Tidal to the Applied Finance ETF, including, without limitation, Applied Finance’s process for formulating investment recommendations and the processes of both Applied Finance and Tidal for assuring compliance with the Applied Finance ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Applied Finance for the Applied Finance ETF among the service providers; and the anticipated efforts of Applied Finance to promote the Applied Finance ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Applied Finance and Tidal; the education and experience of their personnel; and information provided on their compliance programs, policies and procedures. The Board considered the methods to be utilized by Applied Finance in supervising Tidal as a sub-adviser to the Applied Finance ETF and the relationship between Applied Finance and Tidal. After reviewing the foregoing and further information from Applied Finance and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by Applied Finance and Tidal was satisfactory and adequate for the Applied Finance ETF.

(2)The investment performance of the Applied Finance ETF and Applied Finance.

The Board reviewed the Applied Finance ETF’s performance. The Trustees considered that Applied Finance does not have any clients other than the Applied Finance ETF and three Applied Finance Funds for which the Trust’s independent trustees also serve as independent trustees. In considering the investment performance of the Applied Finance ETF, the Trustees compared the performance of the Applied Finance ETF with the performance of its benchmark index, the Morningstar US Large-Mid Cap TR Index, funds in its Morningstar category, Large Blend Funds (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the Applied Finance ETF underperformed the Morningstar US Large-Mid Cap TR Index but outperformed the median of funds in its Category and the median of fund in its Peer Group for the one-year period ended October 31, 2024, and that it had outperformed its

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Supplemental Information (unaudited) - continuedDecember 31, 2024 benchmark index, the Category median and Peer Group median for the three-year period ending October 31, 2024. After a detailed discussion of the Applied Finance ETF’s performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Applied Finance ETF was satisfactory.

(3)The costs of services to be provided and profits to be realized by Applied Finance from the relationship with the Applied Finance ETF.

In this regard, the Board considered the financial condition of Applied Finance and the level of commitment to the Applied Finance ETF by Applied Finance and Tidal. The Board also considered the assets and expenses of the Applied Finance ETF, including the nature and frequency of advisory payments. The Board noted the information on profitability provided by Applied Finance. The Trustees considered the Applied Finance ETF’s unitary fee structure, and compared the unitary fee of the Applied Finance ETF to the fees of the Category and the Peer Group. The Trustees noted that the Applied Finance ETF’s gross and net expense ratio and gross and net advisory fee were each less than the Category median, and that the gross expense ratio was slightly below the Peer Group median and the net expense ratio was equal to the Peer Group median. The Board also considered the fees paid to Tidal by Applied Finance for sub-advising the Applied Finance ETF. After further consideration, the Board concluded that the profitability and fees to be paid to Applied Finance (who in turn would pay Tidal) were within an acceptable range in light of the services to be rendered by Applied Finance and Tidal.

(4)The extent to which economies of scale would be realized as the Applied Finance ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance ETF’s investors.

The Trustees considered that the Applied Finance ETF is not of sufficient size to achieve economies of scale and that there are no break points in the Applied Finance Advisory Agreement. However, they noted that the unitary fee structure limits the Applied Finance ETF shareholders’ exposure to fee increases.

(5)Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Applied Finance ETF; the basis of decisions to buy or sell securities for the Applied Finance ETF; the substance and administration of

FINANCIAL STATEMENTS | December 31, 2024

APPLIED FINANCE VALUATION LARGE CAP ETF

Supplemental Information (unaudited) - continuedDecember 31, 2024 the Code of Ethics and other relevant policies of Applied Finance and Tidal. The Board noted that Applied Finance and Tidal have each represented that it has not and does not anticipate utilizing soft dollars or commission recapture with regard to the Applied Finance ETF. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and that it manages the Applied Finance Funds. It was noted that Applied Finance represented that the Applied Finance Funds may invest in the Applied Finance ETF from time to time for the same reasons they would invest in other non-affiliated mutual funds or ETFs and that Applied Finance does not believe such investments will raise issues of conflict or duplicative services. The Board also considered potential benefits for Applied Finance and Tidal in managing the Applied Finance ETF. Following further consideration and discussion, the Board indicated that the standards and practices of Applied Finance and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Applied Finance and Tidal from managing the Applied Finance ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each of the Applied Finance Advisory Agreement and the Applied Finance Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Applied Finance Advisory Agreements.

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ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 7, 2025

* Print the name and title of each signing officer under his or her signature.